Inventories	12 Months Ended
Dec. 31, 2011
Inventories
Inventories

10                                  Inventories

	As of December 31,
	2011	2010

Products

Nickel (co-products and by-products)	1,771	1,310
Iron ore and pellets	1,137	825
Manganese and ferroalloys	240	203
Fertilizer	387	171
Copper concentrate	72	28
Coal	277	74
Others	91	143
Spare parts and maintenance supplies	1,276	1,544
	5,251	4,298

On December 31, 2011, the inventory includes provision for adjustment to market value for the products nickel and manganese in the amount of US$ 14 and US$ 9, respectively, there were no adjustments at December 31, 2010.